Acquisition of Cl Technologies (International) Sdn. Bhd. (Tables)	9 Months Ended
Sep. 30, 2025
Acquisition of Cl Technologies (International) Sdn. Bhd. [Abstract]
Schedule of Company Accounted the Transaction	The Company accounted the transaction as followings:
	RM	Convenience Translation USD
Cash consideration	457	108
Book value of 94.95% of Share Capital of CL Technologies (International) Sdn. Bhd.	(2,263,600)	(537,723)
Bargain purchase accounted as merger reserve in equity	2,263,143	537,615